FORM 13F

FORM 13 F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 1999"

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	[x] ] is a restatement.
	                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
         Suite 4900
        	Madison, WI 53718

13F File Number:	 28-7510

"The institutional investmen
t manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form."

Person Signing This Report on Behalf of
Reporting Manager:

Name:	May Lee Schemmel
Title:	Portfolio Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

May Lee Schemmel	Madison, WI August 13, 1999

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[     ] 13F NOTICE

[     ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	117,205 (X $1000)

List of Other Included Managers:	NONE


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				                              FORM 13F INFORMATION TABLE
NAME OF                 TITLE OF                 VALUE     SH/      SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
ISSUER                  CLASS        CUSIP       (x $1000) PRN AMT  PRN	CALL	DSCRETN	MGRS    SOLE   SHARED  NONE

GRAINGER W W INC	       COM	         384802 10 4	 3,516     65,336  SH       SOLE	   NONE	   28,950     0   36,386
AMERITECH CORP NEW	     COM	         030954 10 1	 1,059     14,414  SH		     SOLE	   NONE	    3,792     0	  10,622
BARNES & NOBLE INC	     COM	         067774 10 9	 5,745    209,875  SH		     SOLE	   NONE	   93,950     0	 115,925
HOME DEPOT INC	         COM	         437076 10 2	 6,697    103,935  SH		     SOLE	   NONE	   41,075     0	  62,860
INTERPUBLIC GRP COS INC COM	         460690 10 0	 8,221     94,905  SH	      SOLE	   NONE	   34,525     0	  60,380
LEE ENTERPRISES INC	    COM	         523768 10 9	 4,394    144,075  SH		     SOLE	   NONE	   48,650     0	  95,425
DISNEY WALT CO	         COM	         254687 10 6	 5,742    186,353  SH		     SOLE	   NONE	   78,915     0  107,438
HERSHEY FOODS CORP	     COM	         427866 10 8    632     10,641  SH		     SOLE   	NONE	    1,550     0	   9,091
NEWELL RUBBERMAID INC	  COM	         651229 10 6	 7,051    152,050  SH	      SOLE	   NONE	   66,000     0	  86,050
PEPSICO INC	            COM	         713448 10 8	 6,909    178,588  SH		     SOLE	   NONE	   78,850     0	  99,738
WALGREEN CO	            COM	         931422 10 9	 9,460    322,050  SH		     SOLE	   NONE	  122,550     0  199,500
ROYAL DUTCH PETROLEUM	  NYREGGLD1.25	780257 80 4	 4,130     68,555  SH		     SOLE	   NONE	   23,230     0	  45,325
AMERICAN INTERN'L GROUP	COM	         026874 10 7	 6,709     57,221  SH		     SOLE	   NONE	   22,269     0	  34,952
FISERV	                 COM	         337738 10 8	 7,712    246,295 	SH		     SOLE	   NONE	   94,991     0	 151,304
FREDDIE MAC	            COM	         313400 30 1	 5,684     98,005  SH		     SOLE	   NONE	   44,325     0	  53,680
ADC TELECOMMUNICATIONS	 COM	         000886 10 1	 7,721    169,450  SH		     SOLE	   NONE	   64,050     0	 105,400
AMER. PWR. CONVER. CORP COM	         029066 10 7	 8,340    414,400  SH		     SOLE	   NONE	  169,850     0	 244,550
DELL COMPUTER CORP	     COM	         247025 10 9	 9,017    243,712  SH		     SOLE	   NONE	  102,000     0	 141,712
INTUIT	                 COM	         461202 10 3	 4,788     53,123  SH		     SOLE   	NONE	   30,275     0	  22,848
EXXON CORP             	COM	         302290 10 1	   622      8,064  SH		     SOLE	   NONE	    5,760     0	   2,304
FIRSTAR CORP NEW WIS	   COM	         33763V 10 9	   720     25,704  SH       SOLE	   NONE	        0     0   25,704
MARSHALL & ILSLEY CORP	 COM	         571834 10 0	   362  	   5,629  SH		     SOLE	   NONE	    2,000     0    3,629
MERCK & CO INC	         COM	         589331 10 7   	372	     5,053  SH		     SOLE	   NONE	      550	    0    4,503
AMERICA ONLINE INC DEL	 COM	         02364J 10 4	   436	     3,960  SH		     SOLE	   NONE	        0	    0    3,960
INTERN'L BUSINESS MACHS	COM         	459200 10 1	   401	     3,100 	SH		     SOLE	   NONE	    3,100     0	       0
SBC COMMUNICATIONS INC	 COM         	78387G 10 3	   293	     5,052  SH		     SOLE	   NONE	    2,876     0	   2,176
JOHNSON & JOHNSON	      COM	         478160 10 4	   216	     2,200  SH       SOLE	   NONE	      500	    0    1,700
TELLABS INC	            COM	         879664 10 0	   256	     3,782  SH       SOLE	   NONE	        0	    0	   3,782
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